Columbia Emerging Markets Opportunity Fund
Prospectus Supplement — January 1, 2012
to the Prospectuses, as supplemented, of the following fund:
Fund	Prospectuses Dated
Columbia Emerging Markets Opportunity Fund	12/30/2010
The following changes are hereby made to the prospectuses of the Fund:

Fees and Expenses of the Fund
The fee and expense table in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Emerging Markets Opportunity Fund	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses		Columbia Emerging Markets Opportunity Fund	Columbia Emerging Markets Opportunity Fund Class A	Columbia Emerging Markets Opportunity Fund Class B	Columbia Emerging Markets Opportunity Fund Class C	Columbia Emerging Markets Opportunity Fund Class I	Columbia Emerging Markets Opportunity Fund Class R	Columbia Emerging Markets Opportunity Fund Class R4	Columbia Emerging Markets Opportunity Fund Class R5	Columbia Emerging Markets Opportunity Fund Class W	Columbia Emerging Markets Opportunity Fund Class Z
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Z
Management fees			1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%
Distribution and/or service (12b-1) fees			0.25%	1.00%	1.00%	none	0.50%	none	none	0.25%	none
Other expenses			0.46%	0.46%	0.46%	0.22%	0.46%	0.52%	0.27%	0.46%	0.46%
Total annual fund operating expenses			1.79%	2.54%	2.54%	1.30%	2.04%	1.60%	1.35%	1.79%	1.54%
[1]	Expense ratios have been adjusted to reflect current fees.

The Example in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:
Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Emerging Markets Opportunity Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	746	1,106	1,490	2,564
Class B	Class B (if shares are redeemed)	757	1,091	1,551	2,696
Class C	Class C (if shares are redeemed)	357	791	1,351	2,879
Class I	Class I (whether or not shares are redeemed)	132	412	714	1,573
Class R	Class R (whether or not shares are redeemed)	207	640	1,099	2,374
Class R4	Class R4 (whether or not shares are redeemed)	163	505	872	1,905
Class R5	Class R5 (whether or not shares are redeemed)	137	428	740	1,629
Class W	Class W (whether or not shares are redeemed)	182	564	971	2,110
Class Z	Class Z (whether or not shares are redeemed)	157	487	840	1,840

Expense Example, No Redemption Columbia Emerging Markets Opportunity Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class B	Class B (if shares are not redeemed)	257	791	1,351	2,696
Class C	Class C (if shares are not redeemed)	257	791	1,351	2,879